Filename:tit485bglobal.txt
            Comment/Description:tit wrap/agreement/opinion
            (this header is not part of the document)




As filed with the Securities and Exchange Commission on August 31, 2001

                                               File No. 333-61024

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

      Pre-Effective Amendment No.

      Post-Effective Amendment No.  1


                            TEMPLETON INCOME TRUST
                            ----------------------
              (Exact Name of Registrant as Specified in Charter)

                                (954) 527-7500
                                --------------
                 (Registrant's Area Code and Telephone Number)


               500 EAST BROWARD BLVD., FT. LAUDERDALE, FL 33394
               ------------------------------------------------
   (Address of Principal Executive Offices: Number, Street, City, State, Zip
                                     Code)

                           MURRAY L. SIMPSON, ESQUIRE
                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                ----------------------------------------------
                    (Name and Address of Agent for Service)

                                   Copies to:

                             Bruce G. Leto, Esquire
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                           Philadelphia, PA 19103-7098

Title of the securities being registered: Shares of beneficial interest, par value $.01 per share, of Templeton Income Trust. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

                                     PART A
Part A of the Templeton Income Trust Fund N-14 is incorporated by reference to the electronic filing made on June 27, 2001 under File No. 333-61024.


                                     PART B
Part B of the Templeton Income Trust N-14 is incorporated by reference to the electronic filing made on June 27, 2001 under File No. 333-61024.


                                     PART C

                                OTHER INFORMATION


Item 15. INDEMNIFICATION

Reference is made to the previously filed Article IV of the Registrant's Declaration of Trust.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successfully defense of any action, suit or proceeding) is asserted by such trustees, officers or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Please see the Declaration of Trust, By-Laws, Management Agreement and Distribution Agreements previously filed as exhibits and incorporated herein by reference.

Item 16. EXHIBITS The following exhibits are incorporated by reference to the previously filed document indicated below, except Exhibits 4(a) and 12(a).

     (1) Copies of the charter of the Registrant as now in effect;

          (a) Declaration of Trust dated June 16, 1986. (Previously filed with Post-Effective Amendment No. 17 to the Registration Statement on December 29, 1995.)

          (b) First Amendment to the Declaration of Trust dated September 30, 1987. (Previously filed with Post-Effective Amendment No. 17 to the Registration Statement on December 29, 1995.)

          (c) Second Amendment to the Declaration of Trust dated February 24, 1995. (Previously filed with Post-Effective Amendment No. 16 to the Registration Statement on April 28, 1995.)

          (d) Establishment and Designation of Classes dated February 24, 1995. (Previously filed with Post-Effective Amendment No. 16 to the Registration Statement on April 28, 1995.)

          (e) Amendment to the Declaration of Trust dated February 22, 1996. (Previously filed with Post-Effective Amendment No. 18 to the Registration Statement on December 27, 1996.)

          (f) Establishment and Designation of Classes dated December 26, 1996. (Previously filed with Post-Effective Amendment No. 20 to the Registration Statement on December 22, 1997.)

          (g) Amendment to the Declaration of Trust dated December 17, 1998. Previously filed with Post-Effective Amendment No. 22 to the Registration Statement on December 29, 1999.)

          (h) Establishment and Designation of Classes dated December 17, 1998. (Previously filed with Post-Effective Amendment No. 22 to the Registration Statement on December 29, 1999.)

     (2) Copies of the existing by-laws or corresponding instruments of the Registrant;

          (a) Amended and Restated By-Laws of Templeton Income Trust dated July 29, 1992. (Previously filed with Post-Effective Amendment No. 17 to the Registration Statement on December 29, 1995.)

     (3) Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

          Not Applicable.

     (4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

          (a) Agreement and Plan of Reorganization between the Registrant and Franklin Investors Securities Trust on behalf of the Franklin Global Government Income Fund dated June 15, 2001.

     (5) Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

          Not Applicable.

     (6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

          (a) Amended and Restated Management Agreement between the Registrant on behalf of Templeton Global Bond Fund and Templeton Investment Counsel, Inc. dated December 6, 1994. (Previously filed with Post-Effective Amendment No. 16 to the Registration Statement on April 28, 1995.)

     (7) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

          (a) Amended and Restated Distribution Agreement between the Registrant and Franklin/Templeton Distributors, Inc., dated May 1, 1995. (Previously filed with Post-Effective Amendment No. 17 to the Registration Statement on December 29, 1995.)

          (b) Form of Dealer Agreement between Registrant and Franklin/Templeton Distributors, Inc. and Securities Dealers. (Previously filed with Post-Effective Amendment No. 21 to the Registration
              Statement on October 30, 1998.)

          (c) Amendment of Dealer Agreement dated May 15, 1998. (Previously filed with Post-Effective Amendment No. 21 to the Registration Statement on October 30, 1998.)

     (8) Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

          Not Applicable.

     (9)  Copies of all custodian agreements and depository contracts under
          Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

          (a) Custody Agreement between Registrant and The Chase Manhattan Bank dated September 15, 1986. (Previously filed with Post-Effective Amendment No. 17 to the Registration Statement on December 29, 1995.)

          (b) Amendment dated March 3, 1998 to the Custody Agreement. (Previously filed with Post-Effective Amendment No. 21 to the Registration Statement on October 30, 1998.)

          (c) Amendment No. 2 dated July 23, 1998 to the Custody Agreement. (Previously filed with Post-Effective Amendment No. 21 to the Registration Statement on October 30, 1998.)

     (10) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

          (a) Plan of Distribution pursuant to Rule 12b-1 dated May 1, 1995. (Previously filed with Post-Effective Amendment No. 16 to the Registration Statement on April 28, 1995.)

          (b) Class C Distribution Plan pursuant to Rule 12b-1 dated May 1, 1995. (Previously filed with Post-Effective Amendment No. 16 to the Registration Statement on April 28, 1995.)

          (c) Multiple Class Plan, Templeton Income Trust on behalf of Templeton Global Bond Fund. (Previously filed with Post-Effective Amendment No. 20 to the Registration Statement on December 22, 1997.)

     (11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable;

          (a) Opinion and Consent of Counsel. (Previously filed with Post-Effective Amendment No. 20 to the Registration Statement on December 22, 1997.)

     (12) An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

          (a) Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders dated August 23, 2001.

     (13) Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

          (a) Fund Administration Agreement dated October 1, 1996 and amended December 31, 1996 between the Registrant and Franklin Templeton Services, Inc. (Previously filed with Post-Effective Amendment No. 20 to the Registration Statement on December 22, 1997.)

          (b) Amended and Restated Transfer Agent Agreement dated December 31, 1996 between the Registrant and Franklin/Templeton Investor Services, Inc. (Previously filed with Post-Effective Amendment No. 20 to the Registration Statement on December 22, 1997.)

          (c) Sub-Transfer Agent Agreement dated March 1, 1992 between the Registrant, Templeton Funds Trust Company and The Shareholder Services Group, Inc. (Previously filed with Post-Effective Amendment No. 17 to the Registration Statement on December 29, 1995.)

          (d) Sub-Accounting Services Agreement dated May 1, 1991 between the Registrant, Templeton Funds Company, Financial Data Services, Inc., and Merrill Lynch, Pierce, Fenner & Smith, Inc. (Previously filed with Post-Effective Amendment No. 17 to the Registration Statement on December 29, 1995.)

     (14) Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

          Not Applicable.

     (15) All financial statements omitted pursuant to Item 14(a);

          Not Applicable.

     (16) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

          (a) Power of Attorney dated February 23, 2001. (Previously filed with the Registration Statement on Form N-14 on May 16, 2001.)

     (17) Any additional exhibits which the Registrant may wish to file.

          Not Applicable.

Item 17.  UNDERTAKINGS

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) if the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.



                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 30th day of August 30, 2001.

                                 TEMPLETON INCOME TRUST
                                  (Registrant)

                               By: /s/David P. Goss
                                   -----------------------------
                                   David P. Goss, Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

GREGORY E. MCGOWAN*                 Principal Executive Officer
-------------------
Gregory E. McGowan                  Dated: August 30, 2001

BRUCE S. ROSENBERG*                 Principal Financial and
-------------------                 Accounting Officer
Bruce S. Rosenberg                  Dated: August 30, 2001

HARRIS J. ASHTON*                   Trustee
-----------------
Harris J. Ashton                    Dated: August 30, 2001

NICHOLAS F. BRADY*                  Trustee
------------------
Nicholas F. Brady                   Dated: August 30, 2001

S. JOSEPH FORTUNATO*                Trustee
--------------------
S. Joseph Fortunato                 Dated: August 30, 2001

ANDREW H. HINES*                    Trustee
----------------
Andrew E. Hines                     Dated: August 30, 2001

EDITH E. HOLIDAY*                   Trustee
-----------------
Edith E. Holiday                    Dated: August 30, 2001

CHARLES B. JOHNSON*                 Trustee
-------------------
Charles B. Johnson                  Dated: August 30, 2001

BETTY P. KRAHMER*                   Trustee
-----------------
Betty P. Krahmer                    Dated: August 30, 2001

GORDON S. MACKLIN*                  Trustee
------------------
Gordon S. Macklin                   Dated: August 30, 2001

FRED R. MILLSAPS*                   Trustee
-----------------
Fred R. Millsaps                    Dated: August 30, 2001



*By  /s/David P. Goss
     -------------------------------
     David P. Goss, Attorney-in-Fact
    (Pursuant to Power of Attorney previously filed)


                             TEMPLETON INCOME TRUST
                           N-14 REGISTRATION STATEMENT
                                  EXHIBIT INDEX

EXHIBIT NO.         DESCRIPTION

EX-99.(4)(a)         Agreement and Plan of Reorganization dated June 15, 2001
                     between the Registrant and Franklin Investors Securities
                     Trust on behalf of Franklin Global Government Income Fund

EX-99.(12)(a)        Opinion and consent of Counsel Supporting Tax Matter and
                     Consequences to Shareholders dated August 23,2001